VESSELS AND EQUIPMENT, NET (Details) $ in Thousands								12 Months Ended
	Jan. 31, 2016 USD ($)	Jun. 15, 2015 USD ($)	May. 31, 2015 USD ($)	Oct. 22, 2013 USD ($)	Oct. 03, 2013 USD ($)	Aug. 12, 2013 USD ($)	Jul. 25, 2013 USD ($)	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($) Vessel	Dec. 31, 2013 USD ($) Vessel	Dec. 31, 2012 USD ($) Vessel	Dec. 31, 2007 USD ($) Vessel	Jan. 01, 2016 USD ($)	Jul. 05, 2013 shares	Jan. 30, 2013 USD ($)	May. 22, 2012 USD ($)
Property, Plant and Equipment [Line Items]
Total original book value								$ 992,182	$ 1,020,097
Accumulated depreciation								(323,095)	(302,692)
Net book value								669,087	717,405
Depreciation expense								41,272	45,880	$ 38,951
Capitalized interest								0	0	0
ACQUISITIONS AND DISPOSALS [Abstract]
Cost of vessel								$ 992,182	1,020,097
Ownership percentage by noncontrolling owners								84.75%
Payments to noncontrolling interests								$ 0	0	10,250
Offshore Supply Business [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Disbursement								4,643
Ocean Business [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Aggregate purchase (sale) price			$ 3,140
Gain (loss) on sale of vessel			$ 1,089
Vessels Built [Member] | Delivery of UP Pearl [Member] | India [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Reduction in contract price due to penalty for late delivery						$ 1,800
Debt instrument, periodic payment						$ 893
Noncontrolling Interest Acquisition [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Ownership percentage by noncontrolling owners														5.55%
Number of shares of common stock to be purchased from noncontrolling interest (in shares) | shares														2,500,119
Payments to noncontrolling interests							$ 10,250
Ownership percentage in UP Offshore (Bahamas) Limited							100.00%
Ocean-going Vessels [Member]
Property, Plant and Equipment [Line Items]
Total original book value								51,060	116,281
ACQUISITIONS AND DISPOSALS [Abstract]
Cost of vessel								51,060	116,281
River Barges and Push Boats [Member]
Property, Plant and Equipment [Line Items]
Total original book value								496,585	464,346
ACQUISITIONS AND DISPOSALS [Abstract]
Cost of vessel								496,585	464,346
PSVs [Member]
Property, Plant and Equipment [Line Items]
Total original book value								375,059	370,416
ACQUISITIONS AND DISPOSALS [Abstract]
Cost of vessel								375,059	370,416
PSVs [Member] | Vessels Built [Member] | Offshore Supply Business [Member] | China [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Aggregate purchase (sale) price					$ 31,450
Additional acquisition costs									3,157	$ 2,644
PSVs [Member] | Vessels Built [Member] | Offshore Supply Business [Member] | India [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Number of vessels | Vessel												4
Aggregate purchase (sale) price												$ 88,052
Percentage of purchase price paid in installments												20.00%
Reduction in contract price due to penalty for late delivery															$ 1,800	$ 1,800
Maximum delivery period of vessel				210 days
Aggregate amount of advances				$ 13,208
Interest on advances				7.00%
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total original book value								14,500	14,237
ACQUISITIONS AND DISPOSALS [Abstract]
Cost of vessel								14,500	14,237
Building, Land, Operating Base and Shipyard [Member]
Property, Plant and Equipment [Line Items]
Total original book value								54,978	54,817
ACQUISITIONS AND DISPOSALS [Abstract]
Cost of vessel								54,978	54,817
Pushboats [Member] | River Business [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Expenses incurred for upgrades in push boats and transshipment stations								7,937	8,517
Barges [Member] | Vessels Built [Member] | River Business [Member]
Property, Plant and Equipment [Line Items]
Total original book value								$ 6,270	$ 16,889
ACQUISITIONS AND DISPOSALS [Abstract]
Number of vessels | Vessel								6	15
Cost of vessel								$ 6,270	$ 16,889
Barges [Member] | Vessels Built, Sold and Leaseback [Member] | River Business [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Number of vessels | Vessel										10	14
Aggregate purchase (sale) price										$ 9,410	$ 13,020
Lease term										10 years	10 years
Gain (loss) on sale of vessel										$ 1,889	$ 2,116
Alejandrina [Member] | Ocean Business [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Aggregate purchase (sale) price	$ 4,900
Gain (loss) on sale of vessel	$ (2,433)
Net value after commissions and costs of sale													$ 4,535
Miranda One [Member] | Ocean Business [Member]
ACQUISITIONS AND DISPOSALS [Abstract]
Aggregate purchase (sale) price		$ 785
Gain (loss) on sale of vessel		$ 107